Related Party Transactions	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Notes to Financial Statements
Note 8. Related Party Transactions

Accounts Payable – Related Parties

The Company owes $7,625 and $9,847 due to advances made to an employee which is included within accounts payable – related parties as of May 31, 2018 and February 28, 2018, respectively.

As of May 31, 2018 and February 28, 2018, the Company owes $748,907 and $450,500, respectively, to Epik Holdings Inc. related to annual domain name renewal fees to satisfy Domain marketing development obligations.

Prepaid Domain Names

During the fiscal quarter 2019 and fiscal year 2018, the Company incurred $260,907 and $214,304, respectively, of annual domain name renewal fees. The amounts paid for the annual domain name renewal fees are paid directly to Epik Holdings Inc., a company which is controlled by Robert Monster, the Company’s Chief Executive Officer. Epik, then uses those funds to directly to pay Verisign and ICANN companies for the annual domain renewal costs. The costs paid to Epik are at terms similar or better than what Epik charges its other clients.

Convertible Notes Payable – Related Party

On September 14, 2016, subject to a stock purchase agreement, the Company signed a secured convertible note of $400,000 with Clint Skidmore, founder of Rezserve Technology Ltd (“Rezserve”). The interest free note is due and payable within one year, at which time it can be converted into up to 1,000,000 shares of the Company’s common stock at a conversion price of $0.40 per share. The Company evaluated the note and determined that as the fixed exercise price exceeded the closing market price on the note issuance date, that no beneficial conversion feature was present.

On December 22, 2017, the Company formalized its agreement to extend and convert the original convertible note of $400,000 for Clint Skidmore to October 31, 2018, original founder of Rezserve Technologies Ltd. The Company has repaid $70,000 to Clint Skidmore, and converted $210,000 of the note to 1,100,000 shares of the Company’s common stock, resulting in a loss on conversion of $13,000. At May 31, 2018, the Company owes $120,000 to Clint Skidmore, bearing no interest. This note had imputed interest expense of $38,000 in fiscal 2018, and imputed interest of $3,500 in the first quarter of fiscal 2019.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient authorized shares.

On June 9, 2017, the Company signed a convertible note of $500,000 with Darvin Habben, Chairman. This note is due and payable within one year, bears interest of 8%, and can be converted into up to 2,000,000 shares of the Company’s common stock at a conversion price of $0.25 per share. The Company recorded a debt discount equal to $300,000 due to this conversion feature. The note had accrued interest of $28,932 as of February 28, 2018. The debt discount had a balance at February 28, 2018 of $191,507. The Company recorded debt discount amortization expense of $108,493 during the year ended February 28, 2018.

On May 9, 2018, the Company converted the $500,000 convertible note with Darvin Habben, Chairman, along with accrued and unpaid interest of $38,027.40, to 5,380,274 shares of its common stock at a conversion price of $0.10 per share. The company recorded debt discount amortization expense of $191,507 during the quarter ended May 31, 2018, related to this debt’s conversion recorded at inception.

Promissory Notes Payable - Related Party

On July 20, 2017, the Company signed a promissory note of $100,000 with Derek Schumann, Director. This interest free note is due and payable within one year and bears no interest. The Company issued 1,000,000 warrants to Derek Schumann in connection with this note, with an exercise price of $0.10, and expiry date of July 20, 2027. The Company recorded a warrant discount equal to $100,000 due to this warrant feature.

On May 9, 2018, the Company converted the $100,000 promissory note with Derek Schumann, Director, to 1,000,000 shares of its common stock at a conversion price of $0.10 per share. The company recorded debt discount amortization expense of $69,452 during the quarter ended May 31, 2018, related to this debt’s conversion recorded at inception. The note had imputed interest of $1,917 during the quarter ended May 31, 2018.

On July 20, 2017, the Company signed a promissory note of $100,000 with Greg Foss, Director. This interest free note is due and payable within one year and bears no interest. The Company issued 1,000,000 warrants to Greg Foss in connection with this note, with an exercise price of $0.10, and expiry date of July 20, 2027. The Company recorded a warrant discount equal to $100,000 due to this warrant feature.

On May 9, 2018, the Company converted the $100,000 promissory note with Greg Foss, Director, to 1,000,000 shares of its common stock at a conversion price of $0.10 per share. The company recorded debt discount amortization expense of $69,452 during the quarter ended May 31, 2018, related to this debt’s conversion recorded at inception. The note had imputed interest of $1,917 during the quarter ended May 31, 2018.

On July 27, 2017, the Company signed a promissory note of $150,000 with Darvin Habben, CEO. This interest free note is due and payable within one year and bears no interest. The Company issued 1,000,000 warrants to Darvin Habben in connection with this note, with an exercise price of $0.10, and expiry date of July 27, 2027. The Company recorded a warrant discount equal to $150,000 due to this warrant feature.

On May 9, 2018, the Company converted the $150,000 promissory note with Carvin Habben, Chairman, to 1,500,000 shares of its common stock at a conversion price of $0.10 per share. The company recorded debt discount amortization expense of $105,616 during the quarter ended May 31, 2018, related to this debt’s conversion recorded at inception. The note had imputed interest of $2,875 during the quarter ended May 31, 2018.

Sales of Common Stock

During the first quarter of fiscal 2019, the Company sold an aggregate of 2,950,000 shares to five of the Company’s board members at the price of $295,000.

During fiscal 2018, the Company sold an aggregate of 2,100,000 shares to two of the Company’s board members at the price of $250,000.

Employment Agreements

During fiscal 2018, the Company signed employment agreements with three members of senior management, all of which are still active. All employment agreements were for a period of approximately 6 to 24 months. See Note 6 for more information about these employment agreements.

Directors and Officers

In December 2017, all non-executive directors received a stock grant of 600,000 shares. Mr. Parsons and Mr. Mills received an additional 200,000 shares each, as recognition for completing tasks outside their director responsibilities. This resulted in a stock-based compensation expense of $956,800 in fiscal 2018.

CEO Employment Agreement Share Issuance

The Company expensed $60,000 in annual salary and $253,926 in stock-based compensation in the first quarter of fiscal 2019, and $240,000 in annual salary and $1,026,710 in stock-based compensation in fiscal 2018, related to the employment agreement with Robert Monster, CEO.

CEO Accrued Salary Conversion

On February 16, 2018, Robert Monster, CEO converted $70,000 of his accrued salary into 700,000 shares of common stock and 700,000 stock options with an exercise price of $0.10 and a vesting period of 12 months. The shares and options were valued on the conversion date in the amounts of $161,000 and $92,507, respectively.

Accrued Expenses - Related Parties

The Company was founded in 1982 and managed by Richard Pomije since at least 1987. On May 17, 2015, Mr. Pomije resigned as CEO of the Company and on June 1, 2015, he resigned as the CFO and Chairman. At that time of his resignation, the Company and the Board of Directors were not aware of any continuing employment agreement. The Company released Mr. Pomije on September 11, 2015 concurrent with his closing of the Burnsville, MN office.

On December 5, 2016, Richard Pomije filed a lawsuit against the Company. Mr. Pomije asserts an employment agreement existed and a continuing obligation of the Company in the form of a monthly salary for a 1 year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable. Mr. Pomije claims the Company owes him $260,900, which had been fully accrued for by the Company as of February 28, 2017.

On April 18, 2018, Mr. Richard Pomije was granted a judgement for the lawsuit he filed against the Company on December 5, 2016. Mr. Pomije was awarded $256,488 as damages, and $296,488 as attorney’s fees and costs, for a total award of $552,976. As at February 28, 2018, $552,976 has been accrued as payable to Mr. Pomije. The Company is in the process of filing an appeal. See Note 15 for additional information about transactions between the Company and its former officer.

Accounts Payable – Related Parties

As of February 28, 2018 and 2017, the Company owes $7,625 and $10,613, respectively, due to advances made to an employee which is included within accounts payable – related parties.

As of February 28, 2018 and 2017, the Company owes $450,500 and $0, respectively, to Epik Holdings Inc. related to annual domain name renewal fees to satisfy Domain marketing development obligations.

Prepaid Domain Names

During the fiscal years 2018 and 2017, the Company incurred $214,304 and $165,573, respectively, of annual domain name renewal fees. The amounts paid for the annual domain name renewal fees are paid directly to Epik Holdings Inc., a company which is controlled by Robert Monster, the Company’s Chief Executive Officer. Epik, then uses those funds to directly to pay Verisign and ICANN companies for the annual domain renewal costs. The costs paid to Epik are at terms similar or better than what Epik charges its other clients.

Convertible Notes Payable – Related Party

On September 14, 2016, subject to a stock purchase agreement, the Company signed a secured convertible note of $400,000 with Clint Skidmore, founder of Rezserve Technology Ltd (“Rezserve”). The interest free note is due and payable within one year, at which time it can be converted into up to 1,000,000 shares of the Company’s common stock at a conversion price of $0.40 per share. The Company evaluated the note and determined that as the fixed exercise price exceeded the closing market price on the note issuance date, that no beneficial conversion feature was present.

On December 22, 2017, the Company formalized its agreement to extend and convert the original convertible note of $400,000 for Clint Skidmore to October 31, 2018, original founder of Rezserve Technologies Ltd. The Company has repaid $30,000 to Clint Skidmore, and converted $210,000 of the note to 1,100,000 shares of the Company’s common stock, resulting in a loss on conversion of $13,000. At February 28, 2018, the Company owes $160,000 to Clint Skidmore, bearing no interest. This note had imputed interest expense of $38,000 in fiscal 2018.

On June 9, 2017, the Company signed a convertible note of $500,000 with Darvin Habben, Chairman. This note is due and payable within one year, bears interest of 8%, and can be converted into up to 2,000,000 shares of the Company’s common stock at a conversion price of $0.25 per share. The Company recorded a debt discount equal to $300,000 due to this conversion feature. The note had accrued interest of $28,932 as of February 28, 2018. The debt discount had a balance at February 28, 2018 of $191,507. The Company recorded debt discount amortization expense of $108,493 during the year ended February 28, 2018.

Promissory Notes Payable - Related Party

On July 20, 2017, the Company signed a promissory note of $100,000 with Derek Schumann, Director. This interest free note is due and payable within one year and bears no interest. The Company issued 1,000,000 warrants to Derek Schumann in connection with this note, with an exercise price of $0.10, and expiry date of July 20, 2027. The Company recorded a warrant discount equal to $100,000 due to this warrant feature. The note had imputed interest of $6,110 as of February 28, 2018. The warrant discount had a balance at February 28, 2018 of $69,452. The Company recorded warrant discount amortization expense of $30,548 during the year ended February 28, 2018.

On July 20, 2017, the Company signed a promissory note of $100,000 with Greg Foss, Director. This interest free note is due and payable within one year and bears no interest. The Company issued 1,000,000 warrants to Greg Foss in connection with this note, with an exercise price of $0.10, and expiry date of July 20, 2027. The Company recorded a warrant discount equal to $100,000 due to this warrant feature. The note had imputed interest of $6,110 as of February 28, 2018. The warrant discount had a balance at February 28, 2018 of $69,452. The Company recorded warrant discount amortization expense of $30,548 during the year ended February 28, 2018.

On July 27, 2017, the Company signed a promissory note of $150,000 with Darvin Habben, CEO. This interest free note is due and payable within one year and bears no interest. The Company issued 1,000,000 warrants to Darvin Habben in connection with this note, with an exercise price of $0.10, and expiry date of July 27, 2027. The Company recorded a warrant discount equal to $150,000 due to this warrant feature. The note had imputed interest of $8,877 as of February 28, 2018. The warrant discount had a balance at February 28, 2018 of $105,616. The Company recorded warrant discount amortization expense of $44,384 during the year ended February 28, 2018.

Appointment.com Acquisition

On December 1, 2016, the Company acquired all assets related to Appointment.com, Inc. (“Appointment”), an online scheduling software system based in Seattle, Washington. This transaction is considered related party since the Company’s CEO, Rob Monster, owned a controlling interest in Appointment through a company owned 100% by Mr. Monster. The purchase price pursuant to an asset purchase agreement was 1,625,000 shares of common stock. This amount was paid with the issuance of 1,625,000 shares of our common stock, of which 536,364 shares were issued to Mr. Monster’s company. Due to the related party nature of the transaction, the Company did not record any goodwill related to the transaction and assets and liabilities acquired were recorded at cost. The difference between the cost of the assets received and the purchase price is recognized as compensation expense on the Company’s consolidated statement of operations. The agreement included customary representations, warranties, and covenants by us and Appointment. See Note 11 for additional information.

Sales of Common Stock

During fiscal 2018, the Company sold an aggregate of 2,100,000 shares to two of the Company’s board members at the market price of $250,000.

During fiscal 2017, the Company sold an aggregate of 435,000 shares which were sold to the Company’s chairman and a related party investor at terms below the market price and share prices available other investors at the time of the sales. As a result, the Company recorded additional stock compensation expense of $30,450 to additional paid in capital to account for the preferential common share pricing.

Employment Agreements

During fiscal 2018, the Company signed employment agreements with three members of senior management, all of which are still active. All employment agreements were for a period of approximately 6 to 24 months. See Note 6 for more information about these employment agreements.

During fiscal 2017, the Company signed employment agreements with four members of senior management, three of which are still active. All employment agreements were for a period of approximately 12 months, however in one case there is no end date but can be terminated by either party. See Note 6 for more information about these employment agreements.

Directors and Officers

In December 2017, all non-executive directors received a stock grant of 600,000 shares. Mr. Parsons and Mr. Mills received an additional 200,000 shares each, as recognition for completing tasks outside their director responsibilities. This resulted in a stock-based compensation expense of $956,800 in fiscal 2018.

In December 2016, all non-executive directors received a stock grant of 300,000 shares, except for Mr. Habben who received 350,000 as chairman and Mr. Parsons who received 140,000 shares and $40,000 in cash. As of the date of this report, all shares granted have been issued. This resulted in a stock-based compensation expense of $835,800 in fiscal 2017.

CEO Employment Agreement Share Issuance

The Company expensed $240,000 in annual salary and $1,026,710 in stock-based compensation in fiscal 2018, and $240,000 in annual salary and $1,191,349 in stock-based compensation in fiscal 2017, related to the employment agreement with Robert Monster, CEO.

On February 10, 2016, the Company issued 3,312,811 shares of common stock to Robert Monster, CEO, in accordance with his employment agreement dated May 18, 2015. The shares were valued based on the employment agreement date using the Black-Scholes model. See Note 6 for more information about this share issuance.

On May 22, 2016, the Company granted 9,042,250 common shares to Robert Monster, CEO, in accordance with his employment agreement dated May 22, 2016, which vest monthly over the new employment agreement period which ends on May 21, 2018, a period of two years. The shares were valued based on the employment agreement date. See Note 6 for more information about this share issuance.

CEO Accrued Salary Conversion

On February 16, 2018, Robert Monster, CEO converted $70,000 of his accrued salary into 700,000 shares of common stock and 700,000 stock options with an exercise price of $0.10 and a vesting period of 12 months. The shares and options were valued on the conversion date in the amounts of $161,000 and $92,507, respectively.

On February 10, 2016, Robert Monster, CEO converted $129,231 of his accrued salary into 1,292,310 shares of common stock and 1,292,310 stock options with an exercise price of $0.15 and a vesting period of 12 months. The shares and options were valued on the conversion date in the amounts of $109,846 and $19,385, respectively.

Accrued Expenses - Related Parties

The Company was founded in 1982 and managed by Richard Pomije since at least 1987. On May 17, 2015, Mr. Pomije resigned as CEO of the Company and on June 1, 2015, he resigned as the CFO and Chairman. At that time of his resignation, the Company and the Board of Directors were not aware of any continuing employment agreement. The Company released Mr. Pomije on September 11, 2015 concurrent with his closing of the Burnsville, MN office.

On December 5, 2016, Richard Pomije filed a lawsuit against the Company. Mr. Pomije asserts an employment agreement existed and a continuing obligation of the Company in the form of a monthly salary for a 1 year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable. Mr. Pomije claims the Company owes him $260,900, which had been fully accrued for by the Company as of February 28, 2017.

On April 18, 2018, Mr. Richard Pomije was granted a judgement for the lawsuit he filed against the Company on December 5, 2016. Mr. Pomije was awarded $256,488 as damages, and $296,488 as attorney’s fees and costs, for a total award of $552,976. As at February 28, 2018, $552,976 has been accrued as payable to Mr. Pomije. The Company is in the process of filing an appeal. See Note 15 for additional information about transactions between the Company and its former officer.